Schedule of deferred tax balance (Details) - SGD ($)	Jun. 30, 2026	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 3,182	$ 20,155	$ 20,155	$ 1,265
Right-of-use assets	267,240	267,240	267,240
Inventories	19,170	19,170	19,170
Trade receivables	5,940	5,940	5,940	(78,270)
Other payable	5,900	5,900	5,900
Lease liabilities	(247,770)	(247,770)	(247,770)
Others	5,300	5,300	5,300
Net deferred tax (assets) liabilities	58,962	$ 75,935	75,935	$ (77,005)
Recognized in profit loss [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(16,973)
Right-of-use assets
Inventories
Trade receivables			29,130
Other payable
Lease liabilities
Others
Net deferred tax (assets) liabilities	$ (6,683)		29,130
Acquired in business combinations [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment			18,890
Right-of-use assets			267,240
Inventories			19,170
Trade receivables			55,080
Other payable			5,900
Lease liabilities			(247,770)
Others			5,300
Net deferred tax (assets) liabilities			$ 123,810